Investment Securities, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities:
Gross unrealized losses	$ (1,922)	$ (5,151)
Available-for-sale, at fair value	257,442	252,007
Held-to-maturity securities:
Gross unrealized losses	(21)	(99)
Fair value	56,359	12,247
Investment securities:
Gross unrealized losses	(1,943)	(5,250)
Fair value	313,801	264,254
Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,850)	(5,087)
Available-for-sale, at fair value	253,766	248,622
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(138)	(329)
Available-for-sale, at fair value	25,804	6,280
Held-to-maturity securities:
Gross unrealized losses	(8)
Fair value	41,548
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(499)	(727)
Available-for-sale, at fair value	44,944	42,536
Held-to-maturity securities:
Gross unrealized losses	0
Fair value	1,989
Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(832)	(3,769)
Available-for-sale, at fair value	136,352	148,791
Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(751)	(3,614)
Available-for-sale, at fair value	110,089	117,591
Held-to-maturity securities:
Gross unrealized losses	0	(99)
Fair value	5,641	6,205
Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(24)	(40)
Available-for-sale, at fair value	9,269	12,453
Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(57)	(115)
Available-for-sale, at fair value	16,994	18,747
Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(170)	(140)
Available-for-sale, at fair value	14,786	21,227
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(184)	(93)
Available-for-sale, at fair value	25,361	20,159
Held-to-maturity securities:
Gross unrealized losses	(13)
Fair value	1,391
Other [Member]
Available-for-sale securities:
Gross unrealized losses	(27)	(29)
Available-for-sale, at fair value	6,519	9,629
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	5,790	6,042
Total marketable equity securities [Member]
Available-for-sale securities:
Gross unrealized losses	(72)	(64)
Available-for-sale, at fair value	3,676	3,385
Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(70)	(60)
Available-for-sale, at fair value	1,700	1,865
Investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(1,676)	(4,909)
Available-for-sale, at fair value	89,445	102,744
Held-to-maturity securities:
Gross unrealized losses	(21)	(99)
Fair value	3,280	6,153
Investment securities:
Gross unrealized losses	(1,697)	(5,008)
Fair value	92,725	108,897
Investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(1,606)	(4,849)
Available-for-sale, at fair value	88,720	102,012
Investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(138)	(329)
Available-for-sale, at fair value	12,857	5,786
Held-to-maturity securities:
Gross unrealized losses	(8)
Fair value	1,889
Investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(459)	(671)
Available-for-sale, at fair value	13,600	12,915
Investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(775)	(3,662)
Available-for-sale, at fair value	43,065	71,718
Investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	(751)	(3,614)
Available-for-sale, at fair value	39,560	68,177
Held-to-maturity securities:
Gross unrealized losses	(13)	(99)
Fair value	1,391	6,153
Investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	0	(2)
Available-for-sale, at fair value	139	177
Investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(24)	(46)
Available-for-sale, at fair value	3,366	3,364
Investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(39)	(96)
Available-for-sale, at fair value	1,807	2,343
Investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(172)	(72)
Available-for-sale, at fair value	16,609	7,376
Investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(23)	(19)
Available-for-sale, at fair value	782	1,874
Investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	(70)	(60)
Available-for-sale, at fair value	725	732
Non-investment grade [Member]
Available-for-sale securities:
Gross unrealized losses	(244)	(238)
Available-for-sale, at fair value	3,111	3,508
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Investment securities:
Gross unrealized losses	(244)	(238)
Fair value	3,111	3,508
Non-investment grade [Member] | Total debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(244)	(238)
Available-for-sale, at fair value	3,111	3,508
Non-investment grade [Member] | Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0
Fair value	0
Non-investment grade [Member] | U.S. states and political subdivisions [Member]
Available-for-sale securities:
Gross unrealized losses	(40)	(56)
Available-for-sale, at fair value	353	443
Non-investment grade [Member] | Total mortgage-backed securities [Member]
Available-for-sale securities:
Gross unrealized losses	(57)	(107)
Available-for-sale, at fair value	1,319	2,088
Non-investment grade [Member] | Federal agencies [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	0	0
Held-to-maturity securities:
Gross unrealized losses	0	0
Fair value	0	0
Non-investment grade [Member] | Residential [Member]
Available-for-sale securities:
Gross unrealized losses	(24)	(38)
Available-for-sale, at fair value	951	1,297
Non-investment grade [Member] | Commercial [Member]
Available-for-sale securities:
Gross unrealized losses	(33)	(69)
Available-for-sale, at fair value	368	791
Non-investment grade [Member] | Corporate debt securities [Member]
Available-for-sale securities:
Gross unrealized losses	(131)	(44)
Available-for-sale, at fair value	1,132	627
Non-investment grade [Member] | Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Gross unrealized losses	(12)	(21)
Available-for-sale, at fair value	104	169
Non-investment grade [Member] | Other [Member]
Available-for-sale securities:
Gross unrealized losses	(4)	(10)
Available-for-sale, at fair value	203	181
Non-investment grade [Member] | Perpetual preferred securities [Member]
Available-for-sale securities:
Gross unrealized losses	0	0
Available-for-sale, at fair value	$ 0	$ 0